Note 8 - Operating Lease Right-of-use Assets and Liabilities - Payments Required on Lease Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
2027	$ 17,718
2028	5,691
2029	5,676
2030	5,676
2031	3,499
Total	38,260
Discount based on incremental borrowing rate	(3,939)
Operating lease liabilities, including current portion	$ 34,321